Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Statement Of Stockholders Equity [Abstract]
Pension and postretirement funded status adjustment tax impact	$ 1,087	$ 1,268	$ 7,857
Cash dividends declared per share	$ 0.48	$ 0.44	$ 0.40